Vessels,Net And Vessels Held for Sale(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 [VesselsDisposalsMember]	Dec. 31, 2012 [VesselsDisposalsMember]	Dec. 31, 2012 [DisposalOfBetSubsidiaryMember]	Dec. 31, 2012 [SaleOfFourSubsidiariesUnderDvbFacilityAndOfThreeSubsidiariesUnderUobFacilityMember]	Jan. 31, 2013 [SaleOfFourSubsidiariesUnderDvbFacilityMember]	Dec. 31, 2013 [SaleOfFourSubsidiariesUnderDvbFacilityMember]	Dec. 31, 2012 [RemainingFleetMember]	Dec. 31, 2012 [SeanergyMaritimeHoldingsCorpNewMember]	Dec. 31, 2013 [SeanergyMaritimeHoldingsCorpNewMember]	Dec. 31, 2014 [SaleOfFourVesselsUnderPiraeusBankExCpbCreditFacilitiesMember]	Dec. 31, 2013 [SaleOfVesselAfricanOryxMember]	Dec. 31, 2013 [VesselsDavakisGAndDelosRangerMember]	Dec. 31, 2013 [SaleOfThreeSubsidiariesUnderUobFacilityMember]
Property Plant And Equipment [Line Items]
Vessels aggregate carrying value					$ 65,269	$ 46,328
Aggregate gross proceeds from vessel sales				52,626
Loss on sale of vessels	0	(15,590)	0	15,590
Deferred Dry Docking Costs Transferred From Deferred Charges To Vessels Held For Sale	956	286					286
Date of sale of subsidiaries								January 29, 2013	January 29, 2013
Vessels impairment charges	(11,491)	(145,964)		54,611			67,275			24,078				867	10,697
Drydocking impairment charges											1,179
Agreement date for sale of vessels													February 12, 2014
Closing date of delivery and settlment agreement													March 11, 2014
Date of disposal of vessel														Oct. 04, 2013
Net book value	60,141	39,750					39,750
Number of vessels disposed												8
Number of vessels classified as held for sale												4
Remeasurement															$ 7,000	$ 1,000